Tracie Coop State Street 1 Lincoln Street Mail Stop SUM 0703 Boston, MA 02111 Tel +1 617 662 0717 TCoop@statestreet.com

January 16, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares, Inc. (the “Registrant”)

Securities Act File No. 033-97598;

Investment Company Act File No. 811-09102

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated December 28, 2018 to the prospectus for the iShares Currency Hedged MSCI Emerging Markets ETF.

The purpose of this filing is to submit the 497 dated December 28, 2018 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Very truly yours,

/s/ Tracie Coop
Tracie Coop

cc: Benjamin Haskin, Esq.